Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	25.60%	26.70%	21.60%
Profit from continuing operations before tax	£ 1,874	£ 1,845	£ 560
Tax calculated at a tax rate of 19% (2021: 19%, 2020: 19%)	356	351	106
Bank surcharge on profits	121	104	27
Non-deductible preference dividends paid	9	9	8
Non-deductible UK Bank Levy	13	14	19
Non-deductible conduct remediation, fines and penalties	48	6	(4)
Other non-deductible costs and non-taxable income	29	37	25
Effect of change in tax rate on deferred tax provision	(29)	9	6
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(40)
Adjustment to prior year provisions	(27)	2	(26)
Tax on profit from continuing operations	£ 480	£ 492	£ 121